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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2005 (UNAUDITED)


                                                                         NUMBER
                                                                       OF SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 53.3%
-----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.3%
Carnival Corp.                                                            72,132              $    3,737
Comcast Corp. (Class A) (Special)                                        122,115                   4,079 (a)
eBay Inc.                                                                 16,590                     618 (a)
Family Dollar Stores, Inc.                                                23,982                     728
Liberty Media Corp. (Series A)                                           485,659                   5,036 (a)
Liberty Media International Inc.
(Series A)                                                                29,213                   1,278 (a)
Target Corp.                                                              38,186                   1,910
The Home Depot, Inc.                                                      96,669                   3,697
Viacom Inc. (Class B)                                                     64,723                   2,254
                                                                                                  23,337

CONSUMER STAPLES - 3.7%
Avon Products, Inc.                                                        3,748                     161
Clorox Co.                                                                11,180                     704
Colgate-Palmolive Co.                                                     55,540                   2,898
PepsiCo, Inc.                                                             62,209                   3,299
Sara Lee Corp.                                                            13,866                     307
The Coca-Cola Co.                                                         28,108                   1,171
Wal-Mart Stores, Inc.                                                     15,212                     762
                                                                                                   9,302

ENERGY - 4.2%
Burlington Resources Inc.                                                 34,306                   1,718
Exxon Mobil Corp.                                                         83,943                   5,003
Nabors Industries Ltd.                                                    14,990                     887 (a)
Schlumberger Ltd.                                                         40,127                   2,828
                                                                                                  10,436

FINANCIALS - 10.4%
AFLAC Incorporated                                                        24,525                     914 (h)
Alleghany Corp.                                                              933                     259 (a)
American International Group, Inc.                                        74,872                   4,149 (h)
Bank of America Corp.                                                     43,179                   1,904
Berkshire Hathaway Inc. (Class B)                                            484                   1,382 (a)
Citigroup Inc.                                                           124,416                   5,591
Federal National Mortgage Assoc.                                          68,525                   3,731
HCC Insurance Holdings, Inc.                                              15,740                     569
MBNA Corp.                                                                55,464                   1,362
Mellon Financial Corp.                                                    29,028                     828
Merrill Lynch & Co., Inc.                                                 22,362                   1,266
State Street Corp.                                                        81,992                   3,585 (e)
SunTrust Banks, Inc.                                                       7,432                     536
                                                                                                  26,076

HEALTHCARE - 8.3%
Abbott Laboratories                                                       63,425                   2,957 (h)
Amgen Inc.                                                                22,860                   1,331 (a)
Cardinal Health, Inc.                                                     21,279                   1,187
Johnson & Johnson                                                         66,664                   4,477
Lincare Holdings Inc.                                                     58,464                   2,586 (a,j)
Pfizer Inc.                                                              182,491                   4,794
Wyeth                                                                     84,141                   3,549
                                                                                                  20,881

INDUSTRIALS - 3.8%
Corinthian Colleges, Inc.                                                 27,733                     436 (a,j)
Dover Corp.                                                               81,147                   3,067
Southwest Airlines Co.                                                    93,772                   1,335
Tyco International Ltd.                                                   41,974                   1,419
United Technologies Corp.                                                 10,033                   1,020
Waste Management, Inc.                                                    73,449                   2,119
                                                                                                   9,396

INFORMATION TECHNOLOGY - 13.5%
Applied Materials, Inc.                                                   74,952                   1,218 (a)
Automatic Data Processing, Inc.                                           57,209                   2,572
Certegy Inc.                                                              44,000                   1,523
Checkfree Corp.                                                           13,333                     543 (a)
Cisco Systems, Inc.                                                      116,852                   2,090 (a)
Dell Inc.                                                                 71,193                   2,735 (a)
EMC Corp.                                                                 97,437                   1,200 (a)
First Data Corp.                                                         139,934                   5,501 (h)
Intel Corp.                                                              101,559                   2,359
International Business Machines Corp.                                      8,023                     733
Intuit Inc.                                                               64,197                   2,810 (a)
Microsoft Corp.                                                          205,759                   4,973
Molex Inc. (Class A)                                                     116,853                   2,758
Oracle Corp.                                                             127,415                   1,590 (a)
Paychex, Inc.                                                             11,325                     372
Yahoo! Inc.                                                               24,597                     834 (a)
                                                                                                  33,811

MATERIALS - 0.1%
Monsanto Co.                                                               5,770                     372

TOTAL DOMESTIC EQUITY                                                                            133,611
(COST $119,503)

-----------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 19.9%
-----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                 5,309                     261 (j)
Bayerische Motoren Werke AG                                                6,201                     282
Esprit Holdings Ltd.                                                       5,411                      37
Grupo Televisa S.A. ADR                                                    1,324                      78
Honda Motor Co. Ltd.                                                       5,700                     286 (j)
Kingfisher PLC                                                            59,791                     326
Koninklijke Philips Electronics N.V.                                      22,622                     625 (a,j)
Lagardere S.C.A. (Regd.)                                                   8,398                     637
LVMH Moet Hennessy Louis Vuitton S.A.                                      2,734                     205 (j)
Mediaset S.p.A.                                                            4,588                      66 (j)
Rank Group PLC                                                            46,069                     238
Reed Elsevier PLC                                                         57,630                     597
Renault S.A.                                                               5,020                     450 (j)
Sharp Corp.                                                                2,000                      30 (j)
                                                                                                   4,118

CONSUMER STAPLES - 1.0%
Asahi Breweries Ltd.                                                       8,700                     113
Carrefour S.A.                                                             7,214                     384 (j)
Diageo PLC                                                                35,142                     495
Lawson, Inc.                                                               5,900                     217
Nestle S.A. (Regd.)                                                        2,561                     703
Tesco PLC                                                                125,436                     750
                                                                                                   2,662

ENERGY - 1.3%
BG Group PLC                                                              38,848                     302
China Petroleum & Chemical Corp.                                         888,000                     362
Ente Nazionale Idrocarburi S.p.A.                                         32,600                     849 (j)
LUKOIL ADR                                                                   405                      55
LUKOIL ADR                                                                 1,421                     192 (b)
Petroleo Brasileiro S.A. ADR.                                              1,120                      43
Stolt Offshore S.A.                                                       26,368                     204 (a)
Total S.A.                                                                 5,148                   1,208 (j)
                                                                                                   3,215

FINANCIALS - 4.1%
Acom Co. Ltd.                                                             10,181                     690 (j)
Aegon N.V.                                                                 8,531                     115
Aiful Corp.                                                                1,000                      79
Aiful Corp.                                                                2,000                     160 (j)
Allianz AG (Regd.)                                                         1,982                     252
AXA S.A.                                                                  21,286                     569 (j)
Banca Intesa S.p.A.                                                       77,324                     394
Banco Santander Central Hispano
S.A. (Regd.)                                                              41,535                     507 (j)
Bank of Ireland                                                           10,928                     173
BNP Paribas                                                               12,111                     860 (j)
Credit Agricole S.A.                                                      13,763                     375 (j)
Credit Suisse Group (Regd.)                                               16,260                     701
Hongkong Land Holdings Ltd.                                               77,875                     209
ING Groep N.V.                                                            13,149                     398 (j)
Kookmin Bank                                                               5,927                     265
Lloyds TSB Group PLC                                                      46,861                     423
Manulife Financial Corp.                                                   4,076                     195 (j)
Mitsubishi Estate Co. Ltd. (REIT)                                         28,000                     326 (j)
Mitsui Sumitomo Insurance Co. Ltd.                                        52,000                     478 (j)
Prudential PLC                                                            25,970                     248
Riunione Adriatica di Sicurta S.p.A.                                      18,222                     430
Royal Bank of Scotland Group PLC                                          28,903                     920
Sampo Oyj (Series A)                                                      18,262                     266 (j)
Sun Hung Kai Properties Ltd. (REIT)                                       58,370                     529
Svenska Handelsbanken                                                      4,444                     105
UniCredito Italiano S.p.A.                                               112,277                     661
                                                                                                  10,328

HEALTHCARE - 1.3%
Chugai Pharmaceutical Co. Ltd.                                            23,300                     359 (j)
GlaxoSmithKline PLC                                                       44,671                   1,024
Novartis AG (Regd.)                                                        4,517                     211
Roche Holding AG                                                           6,169                     664
Sanofi-Aventis                                                             4,870                     412 (j)
Smith & Nephew PLC                                                        56,891                     535
                                                                                                   3,205

INDUSTRIALS - 3.4%
ABB Ltd. (Regd.)                                                          51,158                     319 (a)
ACS Actividades de Construccion y
Servicios S.A.                                                            10,719                     266
Adecco S.A.                                                                5,827                     321
Asahi Glass Co. Ltd.                                                      59,003                     623 (j)
Brambles Industries PLC                                                  139,436                     798
Chiyoda Corp.                                                             25,000                     261 (j)
Daikin Industries Ltd.                                                    21,000                     530 (j)
Empresa Brasileira de Aeronautica
S.A. ADR                                                                  11,397                     357 (j)
Group 4 Securicor PLC                                                     98,906                     262 (a)
Group 4 Securicor PLC                                                     72,073                     187
Grupo Ferrovial S.A.                                                         313                      18 (j)
Jardine Matheson Holdings Ltd.                                            10,400                     181
Komatsu Ltd.                                                              66,000                     497 (j)
Kubota Corp.                                                              17,000                      91 (j)
Malaysia International Shipping
Corp. BHD                                                                 32,618                     140
Mitsui & Co. Ltd.                                                         40,000                     370 (j)
Mitsui OSK Lines Ltd.                                                     31,341                     202 (j)
Reliance Industries Ltd. GDR                                               8,873                     227 (b)
Sandvik AB                                                                15,281                     638 (j)
Siemens AG (Regd.)                                                         8,176                     649
SMC Corp.                                                                  3,497                     397
Smiths Group PLC                                                          53,181                     856
Toto Ltd.                                                                 26,000                     224 (j)
                                                                                                   8,414

INFORMATION TECHNOLOGY - 1.6%
Canon Inc.                                                                10,700                     575
Hoya Corp.                                                                 4,300                     474 (j)
Nidec Corp.                                                                1,500                     187
Nokia Oyj                                                                 28,596                     445 (a,j)
Nortel Networks Corp.                                                    126,257                     343 (a,j)
Samsung Electronics Co. Ltd.                                               1,440                     712
Taiwan Semiconductor Manufacturing
Co. Ltd.                                                                 525,262                     859
Telefonaktiebolaget LM Ericsson
(Series B)                                                               137,126                     387 (a,j)
                                                                                                   3,982

MATERIALS - 1.8%
Abitibi-Consolidated Inc.                                                  6,939                      32 (j)
Alcan Inc.                                                                13,001                     494
Aracruz Celulose S.A. ADR                                                  5,852                     210
BASF AG                                                                    6,550                     466
BHP Billiton PLC                                                          98,094                   1,318
Cia Vale do Rio Doce ADR                                                   7,934                     211 (a)
Cia Vale do Rio Doce ADR                                                  18,729                     592
Holcim Ltd.                                                                2,202                     136
JSR Corp.                                                                  7,700                     152
Linde AG                                                                   3,353                     231
MMC Norilsk Nickel ADR                                                     1,033                      60
POSCO                                                                        173                      34
Rio Tinto PLC (Regd.)                                                     15,502                     501
                                                                                                   4,437

TELECOMMUNICATION SERVICES - 3.2%
America Movil S.A. de C.V. ADR
(Series L)                                                                 4,748                     245
Telecom Italia S.p.A                                                     193,351                     606 (j)
Telefonica S.A.                                                           53,986                     943 (j)
Telefonica S.A. ADR                                                          464                      24
Telenor ASA                                                                4,843                      44
Vodafone Group PLC                                                       366,965                     974
Vodafone Group PLC ADR                                                   191,868                   5,096 (j)
                                                                                                   7,932

UTILITIES - 0.6%
E.ON AG                                                                    8,028                     691
Huaneng Power International, Inc.                                        442,280                     326 (j)
National Grid Transco PLC                                                  9,676                      90
Veolia Environnement                                                      11,557                     411 (j)
                                                                                                   1,518

TOTAL FOREIGN EQUITY                                                                              49,811
(COST $39,641)

                                                                        PRINCIPAL
                                                                          AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 25.8%
-----------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 4.0%

U.S. Treasury Bonds
5.38%                                        02/15/31                  $   1,060               $   1,156 (h)
7.25%                                        05/15/16                        350                     429 (h)
8.13%                                        08/15/19 - 08/15/21           1,385                   1,892 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                        01/15/14                        841                     861 (m)
2.38%                                        01/15/25                        172                     185 (m)
3.88%                                        04/15/29                        122                     167 (m)
4.53%                                        04/15/10                        438                     428 (d,m)
U.S. Treasury Notes
2.88%                                        11/30/06                      1,410                   1,391
3.13%                                        05/15/07                         55                      54
3.38%                                        02/15/08 - 09/15/09             595                     586
3.50%                                        12/15/09 - 02/15/10           1,935                   1,879
4.00%                                        02/15/15                        940                     903
4.25%                                        11/15/13                         40                      39
                                                                                                   9,970

FEDERAL AGENCIES - 2.0%

Federal Farm Credit Bank
3.75%                                        01/15/09                        315                     309
Federal Home Loan Bank
2.38%                                        02/15/06                        835                     826
2.63%                                        10/16/06                        710                     697 (h)
3.75%                                        08/18/09                        325                     317
Federal Home Loan Mortgage Corp.
3.00%                                        09/29/06                        705                     695 (h)
3.63%                                        09/15/08                        915                     896
4.50%                                        01/15/14                        475                     465
4.75%                                        12/08/10                        515                     512
6.75%                                        03/15/31                        175                     213
                                                                                                   4,930

AGENCY MORTGAGE BACKED - 6.8%

Federal Home Loan Mortgage Corp.
4.50%                                        06/01/33 - 02/01/35             172                     163
5.00%                                        04/01/13                        118                     118
6.00%                                        04/01/17 - 12/01/34             383                     392
6.50%                                        01/01/27 - 12/01/34             346                     360
7.00%                                        10/01/16 - 12/01/34             112                     118
7.50%                                        11/01/09 - 09/01/33             105                     111
8.00%                                        07/01/26 - 11/01/30              19                      24
8.50%                                        04/01/30 - 05/01/30              46                      50
Federal National Mortgage Assoc.
4.00%                                        05/01/19 - 06/01/19             162                     155
4.50%                                        05/01/18 - 04/01/34             742                     715
5.00%                                        11/01/32 - 10/01/34             115                     112
5.50%                                        04/01/14 - 08/01/33             342                     348
6.00%                                        02/01/14 - 02/01/35           1,256                   1,287
6.50%                                        12/01/14 - 02/01/35           1,952                   2,030
7.00%                                        01/01/16 - 10/01/34             481                     504
7.50%                                        12/01/09 - 03/01/34             201                     215
8.00%                                        12/01/11 - 11/01/33             197                     210
8.50%                                        05/01/30 - 05/01/31               9                       9
9.00%                                        06/01/09 - 12/01/22             145                     154
4.50%                                        TBA                             500                     489 (c)
5.00%                                        TBA                           6,255                   6,150 (c)
5.50%                                        TBA                             725                     724 (c)
6.00%                                        TBA                           1,690                   1,727 (c)
Government National Mortgage Assoc.
4.50%                                        08/15/33 - 09/15/34             314                     300
6.00%                                        07/15/33 - 04/15/34              60                      62
6.50%                                        06/15/24 - 08/15/34             159                     165
7.00%                                        03/15/12 - 06/15/34              96                     102
7.50%                                        07/15/23 - 04/15/28              48                      52
8.00%                                        05/15/30                          3                       4
8.50%                                        10/15/17                         84                      92
9.00%                                        11/15/16 - 12/15/21              73                      79
                                                                                                  17,021

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.4%

Collateralized Mortgage Obligation
Trust (Class B)
4.06%                                        11/01/18                          6                       5 (d,f)
Federal Home Loan Mortgage Corp.
3.84%                                        10/15/18                        264                      22 (g,i)
4.34%                                        12/15/30                        609                      40 (g,i)
4.50%                                        04/15/13 - 03/15/19             592                      71 (g)
4.50%                                        11/15/19                         75                      70
5.00%                                        12/15/13 - 12/01/34           2,111                     353 (g)
5.00%                                        02/15/34 - 11/15/34             615                     584
5.48%                                        10/15/33                         80                      60 (i)
5.50%                                        04/15/17 - 06/15/33             399                      68 (g)
6.77%                                        12/15/33                         50                      41 (i)
7.50%                                        01/15/16                         34                      35
7.50%                                        07/15/27                         73                      13 (g)
8.00%                                        04/15/20                          4                       3
9.70%                                        06/15/33                        373                     372 (i)
15.97%                                       09/25/43                      1,016                      10 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                        02/01/23 - 07/01/24              14                       3 (g)
Federal Home Loan Mortgage STRIPS
4.96%                                        08/01/27                          3                       3 (d,f)
Federal National Mortgage Assoc.
1.16%                                        12/25/42                        304                       9 (g,i)
2.22%                                        06/25/43                        908                      43 (g,i)
4.00%                                        02/25/28                         21                      21
4.50%                                        05/25/18                         97                      12 (g)
4.50%                                        12/25/19                         50                      46
4.75%                                        11/25/14                         71                       7 (g)
4.85%                                        05/25/18                      1,343                     115 (g,i)
4.95%                                        09/25/42                        819                      65 (g,i)
5.00%                                        02/25/11 - 02/25/32             141                       9 (g)
5.00%                                        04/25/17 - 10/25/17             304                      27 (g,i)
5.00%                                        01/15/35                         75                      72
5.05%                                        08/25/16                         75                       5 (g,i)
5.45%                                        06/25/42                        191                      17 (g,i)
5.50%                                        01/25/27                        131                      18 (g)
5.50%                                        07/25/34                        125                     127
6.00%                                        12/25/34                        100                     105
7.50%                                        07/25/41                         34                      36
8.00%                                        07/25/14                         47                      49
8.90%                                        09/25/31                        126                     119 (i)
9.99%                                        05/25/17                         11                      12 (i)
14.17%                                       04/25/32                         34                      36 (i)
Federal National Mortgage Assoc.
(Class S)
4.45%                                        02/25/31                        188                      15 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                        11/25/13                        336                      20 (g)
5.00%                                        10/25/22                         91                      16 (g)
5.50%                                        08/25/33                        335                      85 (g)
10.78%                                       03/25/31                        185                     187 (i)
Federal National Mortgage Assoc. REMIC
(Class B)
6.03%                                        12/25/22                          6                       5 (d,f)
Federal National Mortgage Assoc. REMIC
(Class J)**
1080.91%                                     03/25/22                          -                       1 (g)
Federal National Mortgage Assoc. REMIC
(Class K)**
1008.00%                                     05/25/22                          -                       1 (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                        11/01/23                        152                      35 (g)
8.00%                                        08/01/23 - 07/01/24              32                       7 (g)
8.50%                                        03/01/17 - 07/25/22              14                       3 (g)
9.00%                                        05/25/22                          6                       1 (g)
Government National Mortgage Assoc.
5.00%                                        02/16/34                         65                      62
Residential Asset Securities Trust
3.25%                                        03/25/09                        300                     300
Vendee Mortgage Trust
12.25%                                       05/15/33                        625                      22 (d,g,i)
                                                                                                   3,463

ASSET BACKED - 1.8%

American Express Credit Account Master
Trust (Class A)
1.69%                                        01/15/09                         54                      53
2.95%                                        09/15/08                        387                     387 (i)
Bank One Issuance Trust
3.59%                                        05/17/10                         25                      25
3.76%                                        08/15/08                        108                     108
Bear Stearns Asset Backed Securities Inc.
(Class A)
3.22%                                        01/25/34                         77                      77 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                        03/25/09                         47                      46
Capital Auto Receivables Asset Trust
(Class B)
3.92%                                        11/16/09                         85                      83
Capital One Master Trust (Class C)
6.70%                                        06/15/11                        100                     105 (b)
Capital One Prime Auto Receivables
Trust (Class A)
2.89%                                        09/17/07                        293                     293 (i)
Chase Credit Card Master Trust (Class A)
2.92%                                        07/15/10                        120                     120 (i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
3.10%                                        03/25/32                         54                      54 (i)
Citibank Credit Card Issuance Trust
3.05%                                        12/17/07                        100                     100 (i)
3.25%                                        03/07/08                        240                     241 (i)
4.45%                                        04/07/10                         59                      59
Countrywide Asset-Backed Certificates
2.90%                                        07/25/31                         17                      17 (i)
3.28%                                        05/25/33                         26                      27 (i)
Countrywide Asset-Backed Certificates
(Class A)
3.18%                                        04/25/32                         69                      69 (i)
Daimler Chrysler Auto Trust (Class B)
2.85%                                        08/08/10                         25                      24
Discover Card Master Trust I (Class A)
2.99%                                        11/15/07                        100                     100 (i)
Federal National Mortgage Assoc.
3.95%                                        12/26/31                         68                      68
Fleet Credit Card Master Trust II
(Class A)
2.95%                                        04/15/10                        180                     180 (i)
5.60%                                        12/15/08                        395                     402
Fleet Home Equity Loan Trust (Class A)
3.10%                                        01/20/33                         49                      49 (i)
Ford Credit Auto Owner Trust (Class B)
3.88%                                        01/15/10                         53                      52
4.79%                                        11/15/06                        108                     108
Household Automotive Trust (Class A)
3.13%                                        07/17/09                        500                     501 (i)
MBNA Master Credit Card Trust USA
(Class A)
3.07%                                        08/15/08                        700                     702 (i)
Mid-State Trust
7.54%                                        07/01/35                         17                      18
Peco Energy Transition Trust
6.52%                                        12/31/10                         45                      49
Residential Asset Mortgage Products,
Inc. (Class A)
3.13%                                        06/25/32                        149                     149 (i)
Residential Asset Mortgage Products, Inc.
3.09%                                        03/25/34                         99                      99 (i)
Residential Asset Securities Corp.
3.10%                                        07/25/32                         54                      55 (i)
Residential Asset Securities Corp.
(Class A)
4.16%                                        07/25/30                         60                      59 (i)
Wells Fargo Home Equity Trust
3.97%                                        09/25/24                         35                      34 (i)
                                                                                                   4,513

CORPORATE NOTES - 6.6%

Abbey National PLC
7.95%                                        10/26/29                         80                     102
Ainsworth Lumber Co. Ltd.
6.75%                                        03/15/14                        160                     150
Alberta Energy Co. Ltd.
7.38%                                        11/01/31                         25                      30
Allegiance Corp.
7.00%                                        10/15/26                         35                      38
Allied Waste North America
7.25%                                        03/15/15                        180                     171 (b)
Allstate Financial Global Funding
5.25%                                        02/01/07                         50                      51 (b)
Allstate Life Global Funding Trusts
3.85%                                        01/25/08                        115                     113
Ameren Corp.
4.26%                                        05/15/07                         75                      75
America Movil S.A. de C.V.
5.75%                                        01/15/15                        100                      97
6.38%                                        03/01/35                         75                      68
American Electric Power Co. Inc.
(Series D)
5.25%                                        06/01/15                         35                      34
American Greetings
6.10%                                        08/01/28                         20                      21
Appalachian Power Co. (Series G)
3.60%                                        05/15/08                         30                      29
Assurant, Inc.
6.75%                                        02/15/34                         50                      54
AT&T Wireless Services Inc.
7.35%                                        03/01/06                         70                      72
8.75%                                        03/01/31                         90                     119
Banco Santander Chile
5.38%                                        12/09/14                         90                      89 (b)
Bank of America Corp.
3.88%                                        01/15/08                         50                      49
Bank One Corp.
6.50%                                        02/01/06                         55                      56
Bavaria S.A.
8.88%                                        11/01/10                         60                      65 (b)
BB&T Corp.
4.75%                                        10/01/12                         40                      39
BBVA Bancomer Capital Trust I
10.50%                                       02/16/11                        100                     105 (b)
BellSouth Corp.
6.00%                                        11/15/34                         80                      80
Belo Corp.
8.00%                                        11/01/08                         50                      55
Boeing Co.
8.75%                                        08/15/21                         45                      61
British Aerospace Finance, Inc.
7.50%                                        07/01/27                         50                      58 (b)
British Telecommunications PLC
8.38%                                        12/15/10                         85                      99
Burlington Northern Santa Fe Corp.
8.13%                                        04/15/20                         75                      95
Campbell Soup Co.
5.50%                                        03/15/07                         85                      87
Carolina Power & Light Co.
5.15%                                        04/01/15                         40                      40
6.13%                                        09/15/33                         50                      53
Case New Holland, Inc.
6.00%                                        06/01/09                        240                     228 (b)
Charter One Bank FSB
6.38%                                        05/15/12                         45                      49
Citigroup Inc.
5.85%                                        12/11/34                        120                     122
6.63%                                        06/15/32                        100                     112
Clear Channel Communications, Inc.
4.63%                                        01/15/08                         75                      75
CNA Financial Corp.
5.85%                                        12/15/14                        105                     104
CNF Inc.
6.70%                                        05/01/34                         15                      16
Comcast Cable Communications
Holdings, Inc.
9.46%                                        11/15/22                         80                     109
ConAgra Foods, Inc.
6.00%                                        09/15/06                         75                      77
Consolidated Natural Gas Co.
5.38%                                        11/01/06                        145                     147
Consumers Energy Co.
5.15%                                        02/15/17                         50                      49
Consumers Energy Co. (Series L)
5.00%                                        02/15/12                         85                      84
Countrywide Home Loans, Inc.
5.63%                                        05/15/07                         75                      77
COX Communications, Inc.
5.45%                                        12/15/14                         80                      78 (b)
CSX Transportation, Inc.
9.75%                                        06/15/20                          8                      11
DBS Bank Ltd.
5.00%                                        11/15/19                         90                      87 (b)
Deutsche Telekom International
Finance BV
3.88%                                        07/22/08                        225                     220
5.25%                                        07/22/13                         80                      80
Dominion Resources Inc. (Series B)
4.13%                                        02/15/08                        145                     143
Dominion Resources Inc. (Series G)
3.66%                                        11/15/06                         80                      79
Duke Capital LLC
4.30%                                        05/18/06                         85                      85
4.33%                                        11/16/06                         65                      65
5.50%                                        03/01/14                         50                      50
6.25%                                        02/15/13                         50                      53
Duke Energy Corp.
4.50%                                        04/01/10                         50                      49
El Paso Production Holding Co.
7.75%                                        06/01/13                        160                     162
Empresa Nacional de Electricidad S.A.
7.75%                                        07/15/08                         45                      48
Enterprise Products Operating LP
4.00%                                        10/15/07                        105                     103
EOP Operating LP (REIT)
7.75%                                        11/15/07                        105                     113
European Investment Bank
4.63%                                        03/01/07                         20                      20
FirstEnergy Corp. (Series B)
6.45%                                        11/15/11                        135                     142
Flextronics International Ltd.
6.25%                                        11/15/14                        240                     228
Ford Motor Co.
7.45%                                        07/16/31                          5                       4
Ford Motor Credit Co.
5.63%                                        10/01/08                         40                      38
5.80%                                        01/12/09                         75                      72
6.50%                                        01/25/07                         35                      35
7.38%                                        02/01/11                        190                     190
FPL Group Capital Inc. (Series A)
4.09%                                        02/16/07                         75                      75
General Mills, Inc.
3.88%                                        11/30/07                         75                      74
General Motors Acceptance Corp.
6.13%                                        09/15/06                        195                     193
6.88%                                        09/15/11                         25                      23
7.25%                                        03/02/11                         20                      19
8.00%                                        11/01/31                         82                      71
Georgia Power Co.
4.88%                                        07/15/07                        105                     106
Georgia-Pacific Corp.
8.13%                                        05/15/11                         25                      28
Goldman Sachs Group, Inc.
5.25%                                        10/15/13                        185                     184
6.60%                                        01/15/12                         40                      43
Goodrich Corp.
7.10%                                        11/15/27                         55                      63
GTE Corp.
6.94%                                        04/15/28                        100                     108
Halliburton Co.
8.75%                                        02/15/21                         40                      52
Hertz Corp.
6.35%                                        06/15/10                         20                      19
Household Finance Corp.
6.50%                                        11/15/08                         70                      74
HSBC Bank USA NA
3.88%                                        09/15/09                        155                     150
HSBC Capital Funding LP
4.61%                                        12/29/49                        100                      95 (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                        12/31/49                         85                     103 (b,i)
HSBC Finance Corp.
6.75%                                        05/15/11                        210                     229
Huntington National Bank
2.75%                                        10/16/06                         65                      64
Hydro Quebec
8.25%                                        04/15/26                         45                      62
Intelsat Bermuda Ltd.
8.63%                                        01/15/15                        160                     163 (b)
International Business Machines Corp.
3.80%                                        02/01/08                         55                      54
iStar Financial Inc.
6.00%                                        12/15/10                         30                      31
7.00%                                        03/15/08                         50                      53
Jersey Central Power & Light
5.63%                                        05/01/16                         45                      46
John Hancock Global Funding II
5.63%                                        06/27/06                        115                     117 (b)
JPMorgan Chase Capital XV (Series O)
5.88%                                        03/15/35                         80                      77
Kerr-McGee Corp.
5.88%                                        09/15/06                         55                      56
KeySpan Corp.
5.80%                                        04/01/35                         80                      80
KFW International Finance
4.75%                                        01/24/07                        270                     274
Kinder Morgan Energy Partners LP
5.13%                                        11/15/14                         65                      63
Kinder Morgan, Inc.
6.50%                                        09/01/12                         85                      91
Kraft Foods Inc.
4.13%                                        11/12/09                        135                     131
Liberty Media Corp.
5.70%                                        05/15/13                        160                     151
Lockheed Martin Corp.
8.50%                                        12/01/29                         25                      34
Masco Corp.
6.75%                                        03/15/06                         40                      41
May Department Stores Co.
6.70%                                        07/15/34                         65                      67
Medco Health Solutions, Inc.
7.25%                                        08/15/13                         80                      88
Meritage Homes Corp.
6.25%                                        03/15/15                        245                     230 (b)
MGM Mirage
5.88%                                        02/27/14                        250                     236
Midamerican Energy Holdings Co.
3.50%                                        05/15/08                         60                      58
Morgan Stanley
4.00%                                        01/15/10                        165                     159
4.25%                                        05/15/10                         10                      10
Motorola, Inc.
4.61%                                        11/16/07                         20                      20
Nationwide Mutual Insurance Co.
7.88%                                        04/01/33                         25                      30 (b)
Navistar International Corp.
6.25%                                        03/01/12                        250                     237 (b)
NB Capital Trust IV
8.25%                                        04/15/27                        140                     153
News America, Inc.
6.20%                                        12/15/34                         65                      64 (b)
Nexstar Finance, Inc.
7.00%                                        01/15/14                        160                     151 (b)
Noble Energy, Inc.
8.00%                                        04/01/27                         85                     107
Nordea Bank Sweden AB
5.25%                                        11/30/12                         55                      56 (b)
Norfolk Southern Corp.
6.00%                                        04/30/08                         50                      52
7.05%                                        05/01/37                         95                     110
Norfolk Southern Railway Co.
9.75%                                        06/15/20                         12                      17
Northeast Utilities (Series B)
3.30%                                        06/01/08                         35                      34
Northrop Grumman Corp.
4.08%                                        11/16/06                        140                     140
NorthWestern Corp.
5.88%                                        11/01/14                         55                      55 (b)
Novelis Inc.
7.25%                                        02/15/15                        160                     157 (b)
Ocean Energy, Inc.
4.38%                                        10/01/07                         50                      50
Ohio Power Co. (Series E)
6.60%                                        02/15/33                         35                      39
Pacific Gas & Electric Co.
6.05%                                        03/01/34                         45                      46
PanAmSat Corp.
9.00%                                        08/15/14                        160                     169
Pemex Finance Ltd.
9.03%                                        02/15/11                         50                      56
9.69%                                        08/15/09                        166                     184
Pemex Project Funding Master Trust
7.38%                                        12/15/14                         15                      16
Pepco Holdings, Inc.
5.50%                                        08/15/07                         80                      81
Petrobras International Finance Co.
9.75%                                        07/06/11                         35                      40
Pioneer Natural Resources Co.
6.50%                                        01/15/08                         95                     100
Potomac Edison Co.
5.35%                                        11/15/14                         40                      40 (b)
Principal Life Global Funding I
5.25%                                        01/15/13                         85                      86 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                        01/01/21                        125                     162
Protective Life Secured Trust
4.00%                                        10/07/09                         30                      29
PSI Energy, Inc.
6.65%                                        06/15/06                         70                      72
Public Service Company of New Mexico
4.40%                                        09/15/08                         80                      79
Puget Energy, Inc.
3.36%                                        06/01/08                         35                      34
Quest Diagnostics
6.75%                                        07/12/06                         65                      67
Rabobank Capital Funding Trust
5.25%                                        12/29/49                         50                      50 (b,i)
Raytheon Co.
4.85%                                        01/15/11                         35                      35
6.40%                                        12/15/18                        140                     150
RBS Capital Trust I
5.51%                                        09/29/49                         80                      80 (i)
Rogers Wireless Communications, Inc.
7.50%                                        03/15/15                        130                     134
Royal Bank of Canada
4.13%                                        01/26/10                         50                      49
Royal Bank of Scotland Group PLC ADR
9.12%                                        03/31/49                         85                     100
SBC Communications Inc.
5.10%                                        09/15/14                         70                      68
Scottish Power PLC
4.91%                                        03/15/10                         80                      80
Shurgard Storage Centers Inc. (REIT)
5.88%                                        03/15/13                         30                      31
Simon Property Group LP
4.88%                                        08/15/10                         80                      79
Sinclair Broadcast Group, Inc.
8.00%                                        03/15/12                        160                     163
SLM Corp.
4.00%                                        01/15/09                         50                      49
Southern California Edison Co.
8.00%                                        02/15/07                         16                      17
Sprint Capital Corp.
4.78%                                        08/17/06                        130                     131 (k)
6.00%                                        01/15/07                         80                      82
6.13%                                        11/15/08                        140                     146
8.38%                                        03/15/12                        165                     193
8.75%                                        03/15/32                         60                      78
State of Illinois
4.95%                                        06/01/23                         80                      77
5.10%                                        06/01/33                         50                      48
Stewart Enterprises, Inc.
6.25%                                        02/15/13                        175                     170 (b)
Telecom Italia Capital S.A. (Series B)
5.25%                                        11/15/13                         80                      79
Telefonos de Mexico S.A. de C.V.
4.50%                                        11/19/08                        350                     345
4.75%                                        01/27/10                        110                     107 (b)
TELUS Corp.
7.50%                                        06/01/07                        100                     106
Tenet Healthcare Corp.
6.38%                                        12/01/11                        160                     148
Time Warner, Inc.
9.13%                                        01/15/13                         80                      99
TXU Electric Delivery Co.
6.38%                                        05/01/12                         80                      86
Tyco International Group S.A.
5.80%                                        08/01/06                        110                     112
Tyson Foods, Inc.
7.25%                                        10/01/06                         60                      63
UBS Preferred Funding Trust I
8.62%                                        10/29/49                         50                      59 (i)
Union Pacific Corp.
6.65%                                        01/15/11                          5                       5
Union Planters Bank NA
5.13%                                        06/15/07                         30                      31
United Rentals North America, Inc.
7.75%                                        11/15/13                        170                     165
United Utilities PLC
6.45%                                        04/01/08                         55                      58
US Bank National Assoc.
2.85%                                        11/15/06                         60                      59
Valero Energy Corp.
6.88%                                        04/15/12                         35                      39
7.50%                                        04/15/32                         25                      30
Verizon
6.50%                                        09/15/11                         60                      65
Verizon Global Funding Corp.
7.75%                                        06/15/32                         75                      93
VTB Capital S.A.
4.43%                                        07/30/07                         50                      52 (d,i)
Washington Mutual, Inc.
5.63%                                        01/15/07                         35                      36
Wells Fargo & Co.
5.25%                                        12/01/07                         65                      66
Westar Energy, Inc.
5.15%                                        01/01/17                         35                      34
Weyerhaeuser Co.
6.13%                                        03/15/07                         62                      64
Wisconsin Electric Power
3.50%                                        12/01/07                         65                      64
Wisconsin Energy Corp.
5.88%                                        04/01/06                         39                      40
Yara International ASA
5.25%                                        12/15/14                         50                      49 (b)
                                                                                                  16,701

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.8%

Bear Stearns Commercial Mortgage
Securities
3.88%                                        08/13/39                        144                     139
4.17%                                        01/12/41                        185                     182
4.68%                                        08/13/39                        230                     225
6.02%                                        02/14/31                        100                     105
Bear Stearns Commercial Mortgage
Securities (Class B)
6.20%                                        02/14/31                         25                      27
CalSTRS Trust
4.13%                                        11/20/12                        149                     148 (b)
CS First Boston Mortgage Securities Corp.
4.60%                                        03/15/35                         50                      49
DLJ Commercial Mortgage Corp.
6.24%                                        11/12/31                        350                     368
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                        12/10/41                        143                     140 (i)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.56%                                        12/10/41                      2,131                      68 (d,i)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                        05/15/35                        350                     368
7.00%                                        12/10/41                      4,462                      75 (b,d,i)
GS Mortgage Securities Corp. II
3.09%                                        11/15/15                        500                     500 (b,i)
Impac CMB Trust
3.13%                                        08/25/32                         91                      91 (i)
Impac CMB Trust (Class A)
3.23%                                        12/25/33                        371                     371 (i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.22%                                        01/12/39                      1,225                      61 (b,i)
6.47%                                        11/15/35                         64                      69
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                        10/15/37                         90                      89 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                        09/15/27                        144                     141 (i)
4.38%                                        03/15/34                        457                       9 (b,d,i)
4.49%                                        01/18/12                      1,632                      63 (d)
4.51%                                        12/15/29                         74                      73
4.53%                                        01/15/36                        522                      39 (b,d)
4.56%                                        07/15/37                      2,912                      53 (b,d,i)
6.23%                                        03/15/26                         87                      92
6.27%                                        02/15/40                      1,272                      28 (b,d)
6.93%                                        12/15/39                      1,112                      20 (b,d,i)
8.21%                                        09/15/37                      1,057                      17 (b,d,i)
8.71%                                        03/15/36                      1,306                      35 (b,d,i)
LB-UBS Commercial Mortgage Trust
(Class A)
4.31%                                        02/15/30                        130                     128
6.65%                                        11/15/27                        116                     127
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                        07/14/16                         26                      28 (b)
Master Alternative Loans Trust
5.00%                                        08/25/18                         85                      11 (g)
6.50%                                        08/25/34 - 01/25/35             285                     294
Morgan Stanley Capital I
5.17%                                        01/14/42                        320                     322 (i)
6.53%                                        03/15/31                        221                     234
Morgan Stanley Capital I (Class A)
4.66%                                        09/13/45                        105                     102
Morgan Stanley Dean Witter Capital I
4.36%                                        10/15/35                        831                      23 (b,d,i)
7.07%                                        04/15/34                        537                      10 (b,d,i)
7.20%                                        10/15/33                        209                     231
Morgan Stanley Dean Witter Capital I
(Class X)
1.50%                                        02/01/31                        289                      13 (b,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                        03/15/30                        221                     234
Opteum Mortgage Acceptance Corp.
3.15%                                        02/25/35                        987                     987 (i)
Structured Asset Securities Corp.
(Class X)
2.07%                                        02/25/28                        130                       7 (i)
Wachovia Bank Commercial Mortgage Trust
3.33%                                        03/15/15                         89                      90 (b,i)
3.71%                                        03/15/15                        100                     100 (b,i)
4.38%                                        10/15/41                        127                     125
Wachovia Bank Commercial Mortgage
Trust (Class B)
4.89%                                        10/15/41                        122                     119
4.95%                                        10/15/41                        200                     196
                                                                                                   7,026

SOVEREIGN BONDS - 0.4%

Government of Bahamas
6.63%                                        05/15/33                         55                      63 (b)
Government of Brazil
11.00%                                       08/17/40                        130                     145
Government of Guatemala
10.25%                                       11/08/11                         50                      58 (b)
Government of Italy
4.50%                                        01/21/15                         35                      34
Government of Jamaica
10.63%                                       06/20/17                         50                      53
Government of Mexico
6.75%                                        09/27/34                         90                      88
Government of Panama
7.25%                                        03/15/15                         75                      74
Government of Philippines
10.63%                                       03/16/25                         55                      59
Government of Russia
5.00%                                        03/31/30                        200                     205 (b,k)
Government of Turkey
7.25%                                        03/15/15                         70                      68
Ontario Electricity Financial Corp.
7.45%                                        03/31/13                         20                      24
Province of New Brunswick
3.50%                                        10/23/07                         85                      84
Province of Ontario
5.13%                                        07/17/12                         15                      15
                                                                                                     970

TOTAL BONDS AND NOTES                                                                             64,594
 (COST $65,706)

                                                                          NUMBER
                                                                        OF SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.0%
-----------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                         34,201               $     971
Industrial Select Sector SPDR Fund                                       133,524                   4,063

TOTAL EXCHANGE TRADED FUNDS                                                                        5,034
(COST $4,474)

-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*
-----------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                               105                     107 (b,i)
(COST $108)
                                                                         NUMBER OF
                                                                         CONTRACTS                 VALUE
-----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-----------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U S Treasury Notes 5Yr. Futures                                               28               $       3

PUT OPTIONS
U S Treasury Notes 5Yr. Futures                                               28                      11

TOTAL PURCHASED OPTIONS                                                                               14
 (COST $14)

TOTAL INVESTMENTS IN SECURITIES                                                                  253,171
 (COST $229,446)
                                                                          NUMBER
                                                                        OF SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 11.3%
-----------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                  5,555,270               $   5,555 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES OUT ON
LOAN - 8.5%

State street Navigator Security
Lending Prime Portfolio
2.78%                                                                 21,321,344                  21,321 (d,e)


                                                                        PRINCIPAL
                                                                          AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.6%

State Street Bank and Trust Co.
2.45%                                                                     $1,418               $   1,418 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                      28,294
(COST $28,294)

TOTAL INVESTMENTS                                                                                281,465
(COST $257,740)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (12.3)%                                                                                    (30,792)
                                                                                               ---------
NET ASSETS - 100.0%                                                                            $ 250,673
                                                                                               =========


----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following written option contracts open at March 31, 2005:

                                                                            EXPIRATION DATE/       NUMBER OF
CALL OPTIONS                                                                  STRIKE PRICE         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5Yr. Futures
 (Written Option Premium $6)                                                Apr 05 / 107.50            28              $(6)



                                                                            EXPIRATION DATE/       NUMBER OF
PUT OPTIONS                                                                   STRIKE PRICE         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5Yr. Futures
 (Written Option Premium $6)                                                 Apr 05 / 106.50           28              $(6)



The Elfun Diversified Fund had the following long futures contracts open at March 31, 2005:

                                                                                     CURRENT          UNREALIZED
DESCRIPTION                            EXPIRATION DATE     NUMBER OF CONTRACTS    NOTIONAL VALUE     DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5Yr. Futures           June 2005                 32                 $3,427            $(15)


The Elfun Diversified Fund had the following Short futures contracts open at March 31, 2005:
                                                                                                        UNREALIZED
                                                                                      CURRENT          APPRECIATION/
DESCRIPTION                            EXPIRATION DATE     NUMBER OF CONTRACTS    NOTIONAL VALUE       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                     June 2005                 9                   $(2,664)            $48
U S Treasury Notes 10Yr. Futures          June 2005                 8                      (874)            (6)
                                                                                                            ---
                                                                                                            $42
                                                                                                            ===


--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2005


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $5,098 or 2.03% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon Bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m)  Treasury Inflated Securities.

*    Less than 0.1%

**   Principal Amount is less than $500



ABBREVIATIONS:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  May 26, 2005